Taxation	6 Months Ended
Jun. 30, 2023
Text block [abstract]
Taxation
Note 10: Taxation
Tax expense (benefit) was $219 million and $(92) million for the three months ended June 30, 2023 and 2022, respectively, and included $97 million (2022

- $(209) million) of tax expense (benefit) related to the Company’s earnings (loss) in equity method investments. Tax expense was $415 million and $148 million in the six months ended June 30, 2023 and 2022, respectively, and included $233 million (2022- $(17) million) of tax expense (benefit) related to the Company’s earnings (loss) in equity method investments.

Both periods in 2023 included $78 million of expense related to the sale of a majority stake in Elite, as well as $24 million of benefits from the release of reserves for uncertain tax reserves upon the settlement of a tax audit.
Additionally, tax expense (benefit) in each period reflected the mix of taxing jurisdictions in which pre-tax
profits and losses were recognized. Because the geographical mix of pre-tax
profits and losses in interim periods may be different from that for the full year, tax expense or benefit in interim periods is not necessarily indicative of tax expense (benefit) for the full year.